High Yield Bond Portfolio Annual Fund Operating Expenses - High Yield Bond Portfolio - High Yield Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.46%